Fair Value of Financial Instruments (Details 1) - USD ($) $ in Thousands	3 Months Ended							6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability		$ 10,544	$ 5,859	$ 3,109	$ 5,980	$ 5,372	$ 8,129	$ 7,386	$ 3,109	$ 8,129	$ 3,109	$ 8,129	$ 3,109	$ 8,129	$ 5,096	$ 458	$ 6,272	$ 2,107
Increase Decrease In Warrant Liability	$ 1,196	3,428	4,685	(2,751)	(1,797)	(608)	2,756	188	7,436	2,149	(4,007)	352	4,277	(5,020)	(3,361)	(4,638)	5,813	(10,056)
Warrant Liability	$ 7,574	$ 7,116	$ 10,544	5,859	$ 7,776	$ 5,980	5,372	7,574	10,544	5,980	7,116	7,776	7,386	3,109	8,129	$ 5,096	$ 458	$ 6,272
2007 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability				$ 3,109			$ 8,129	$ 7,386	$ 3,109	$ 8,129	$ 3,109	$ 8,129	3,109	8,129
Increase Decrease In Warrant Liability													4,277	(5,020)
Warrant Liability													$ 7,386	$ 3,109	$ 8,129